Defined Contribution Plan (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Noncash Contribution Expense		$ 17,000
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 28,530	$ 18,251	$ 42,800	$ 0